Employee Benefit Plans (Amounts to be Amortized in the Next Fiscal Year) (Details) $ in Millions	Dec. 31, 2019 CAD ($)
Defined benefit pension plans
Defined Benefit Plan Disclosure [Line Items]
Actuarial gains (losses)	$ (14)
Past service gains	(1)
Regulated assets	(29)
Total	(44)
Non-pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Actuarial gains (losses)	0
Past service gains	0
Regulated assets	(1)
Total	$ (1)